RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,509,201	1,056,736
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives
Disclosure of financial liabilities [line items]
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Notional amount	36,465,423	40,549,648
Financial liabilities	1,452,574	962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	5,225,408	5,315,421
Financial liabilities	$ 1,165	$ 52